Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued liabilities [Line items]
Accruals	€ 2,319	€ 3,034
Salaries and wages [Member]
Accrued liabilities [Line items]
Accruals	529	684
Holiday entitlements [Member]
Accrued liabilities [Line items]
Accruals	109	154
Other personnel-related costs [Member]
Accrued liabilities [Line items]
Accruals	71	108
Gas, water, electricity, rent and other [Member]
Accrued liabilities [Line items]
Accruals	52	52
Communication and IT costs [Member]
Accrued liabilities [Line items]
Accruals	42	75
Distribution costs [Member]
Accrued liabilities [Line items]
Accruals	83	123
Commission payable [Member]
Accrued liabilities [Line items]
Accruals	7	22
Advertising and marketing-related costs [Member]
Accrued liabilities [Line items]
Accruals	174	183
Other sales-related costs [Member]
Accrued liabilities [Line items]
Accruals	38	55
Material-related costs [Member]
Accrued liabilities [Line items]
Accruals	110	142
Interest-related accruals [Member]
Accrued liabilities [Line items]
Accruals	38	68
Deferred income [Member]
Accrued liabilities [Line items]
Accruals	791	957
Other accrued liabilities [Member]
Accrued liabilities [Line items]
Accruals	€ 273	€ 411